Ricoh company Ltd. Shareholders Equity - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Jun. 26, 2012 Dividend Declared USD ($)	Jun. 26, 2012 Dividend Declared JPY (¥)	Mar. 31, 2012 Legal Reserve Additional paid-in capital
Retained Earnings Adjustments [Line Items]
Percentage of appropriated retained earnings	10.00%	10.00%
Percentage rate equal to common stock that legal reserves and APIC must match for no further appropriations					25.00%
Dividends declared, per share				¥ 8.50
Common stock dividend, value			$ 75,158	¥ 6,163,000
Cash dividend declaration date			Jun. 26, 2012	Jun. 26, 2012
Cash dividend declared, date of record			Mar. 31, 2012	Mar. 31, 2012
Retained earnings legally available for dividend distribution	$ 3,214,061	¥ 263,553,000